Accounts Receivable (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 42,030	$ 45,199
Sales taxes receivable	1,625	5,912
Lease receivable	978	0
Consideration receivable from divestiture	2,167	0
Government grant receivable	6,617	0
Other receivables	2,844	2,999
Trade and receivables	$ 56,261	$ 54,110